Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000014445 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014445 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014445 | B
Holdings [Line Items]
Percent of Total Investments	62.10%
C000014445 | BB
Holdings [Line Items]
Percent of Total Investments	19.30%
C000014445 | BBB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014445 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014445 | FR_TSR_AT_FS4M7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014445 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014445 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014445 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000014445 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014445 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000014446 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014446 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014446 | B
Holdings [Line Items]
Percent of Total Investments	62.10%
C000014446 | BB
Holdings [Line Items]
Percent of Total Investments	19.30%
C000014446 | BBB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014446 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014446 | FR_TSR_AT_FS4M7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014446 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014446 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014446 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000014446 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014446 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000014448 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014448 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014448 | B
Holdings [Line Items]
Percent of Total Investments	62.10%
C000014448 | BB
Holdings [Line Items]
Percent of Total Investments	19.30%
C000014448 | BBB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014448 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014448 | FR_TSR_AT_FS4M7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014448 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014448 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014448 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000014448 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014448 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000014449 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014449 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014449 | B
Holdings [Line Items]
Percent of Total Investments	62.10%
C000014449 | BB
Holdings [Line Items]
Percent of Total Investments	19.30%
C000014449 | BBB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014449 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014449 | FR_TSR_AT_FS4M7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014449 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014449 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014449 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000014449 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014449 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000171616 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171616 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	4.20%
C000171616 | B
Holdings [Line Items]
Percent of Total Investments	62.10%
C000171616 | BB
Holdings [Line Items]
Percent of Total Investments	19.30%
C000171616 | BBB
Holdings [Line Items]
Percent of Total Investments	2.40%
C000171616 | FR_TSR_AT_FS4M6
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000171616 | FR_TSR_AT_FS4M7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171616 | FR_TSR_AT_FS4M5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171616 | FR_TSR_AT_FS4M4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171616 | FR_TSR_AT_FS4M3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171616 | FR_TSR_AT_FS4M2
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000171616 | FR_TSR_AT_FS4M1
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000014440 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014440 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014440 | B
Holdings [Line Items]
Percent of Total Investments	66.10%
C000014440 | BB
Holdings [Line Items]
Percent of Total Investments	15.50%
C000014440 | BBB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014440 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014440 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014440 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014440 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014440 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014440 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014440 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	82.50%
C000014441 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014441 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014441 | B
Holdings [Line Items]
Percent of Total Investments	66.10%
C000014441 | BB
Holdings [Line Items]
Percent of Total Investments	15.50%
C000014441 | BBB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014441 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014441 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014441 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014441 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014441 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014441 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014441 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	82.50%
C000014443 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014443 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014443 | B
Holdings [Line Items]
Percent of Total Investments	66.10%
C000014443 | BB
Holdings [Line Items]
Percent of Total Investments	15.50%
C000014443 | BBB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014443 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014443 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014443 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014443 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014443 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014443 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	82.50%
C000014444 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014444 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014444 | B
Holdings [Line Items]
Percent of Total Investments	66.10%
C000014444 | BB
Holdings [Line Items]
Percent of Total Investments	15.50%
C000014444 | BBB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014444 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014444 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014444 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014444 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014444 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	82.50%
C000177290 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.70%
C000177290 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.40%
C000177290 | B
Holdings [Line Items]
Percent of Total Investments	66.10%
C000177290 | BB
Holdings [Line Items]
Percent of Total Investments	15.50%
C000177290 | BBB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000177290 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000177290 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000177290 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
C000177290 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177290 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177290 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%
C000177290 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	82.50%
C000049802 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	8.80%
C000049802 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.40%)
C000049802 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
C000049802 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
C000049802 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000049802 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000049802 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000049802 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000049802 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000049802 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000049802 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000049802 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000049802 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
C000049802 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(5.60%)
C000049802 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(7.80%)
C000049802 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(9.30%)
C000049802 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.70%)
C000049802 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
C000049802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.50%
C000049802 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	52.70%
C000049802 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000049802 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000049802 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000049802 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.00%
C000081636 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	8.80%
C000081636 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.40%)
C000081636 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
C000081636 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
C000081636 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000081636 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000081636 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000081636 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000081636 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000081636 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000081636 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000081636 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000081636 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
C000081636 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(5.60%)
C000081636 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(7.80%)
C000081636 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(9.30%)
C000081636 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.70%)
C000081636 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
C000081636 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.50%
C000081636 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	52.70%
C000081636 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081636 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081636 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081636 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.00%
C000049803 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	8.80%
C000049803 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.40%)
C000049803 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
C000049803 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
C000049803 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000049803 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000049803 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000049803 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000049803 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000049803 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000049803 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000049803 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000049803 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
C000049803 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(5.60%)
C000049803 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(7.80%)
C000049803 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(9.30%)
C000049803 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.70%)
C000049803 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
C000049803 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.50%
C000049803 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	52.70%
C000049803 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000049803 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000049803 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000049803 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.00%
C000089783 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	8.80%
C000089783 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.40%)
C000089783 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
C000089783 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
C000089783 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000089783 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000089783 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000089783 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000089783 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000089783 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000089783 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000089783 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000089783 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
C000089783 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(5.60%)
C000089783 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(7.80%)
C000089783 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(9.30%)
C000089783 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.70%)
C000089783 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
C000089783 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.50%
C000089783 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	52.70%
C000089783 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089783 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089783 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000089783 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.00%
C000191155 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	8.80%
C000191155 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.40%)
C000191155 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	6.70%
C000191155 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
C000191155 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000191155 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000191155 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
C000191155 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
C000191155 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
C000191155 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000191155 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000191155 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000191155 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
C000191155 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(5.60%)
C000191155 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(7.80%)
C000191155 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(9.30%)
C000191155 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.70%)
C000191155 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.00%
C000191155 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.50%
C000191155 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	52.70%
C000191155 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000191155 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000191155 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
C000191155 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	32.00%
C000014451 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014451 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014451 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014451 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014451 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	41.70%
C000014451 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	53.10%
C000014453 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014453 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014453 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014453 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014453 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	41.70%
C000014453 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	53.10%
C000077399 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077399 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077399 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077399 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077399 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	41.70%
C000077399 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	53.10%
C000014450 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014450 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014450 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014450 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014450 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	41.70%
C000014450 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	53.10%
C000014454 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.50%
C000014454 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014454 | B
Holdings [Line Items]
Percent of Total Investments	36.50%
C000014454 | BB
Holdings [Line Items]
Percent of Total Investments	43.20%
C000014454 | BBB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014454 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014454 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014454 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014454 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014454 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.30%
C000014454 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014454 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.80%
C000014456 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.50%
C000014456 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014456 | B
Holdings [Line Items]
Percent of Total Investments	36.50%
C000014456 | BB
Holdings [Line Items]
Percent of Total Investments	43.20%
C000014456 | BBB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014456 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014456 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014456 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014456 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014456 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.30%
C000014456 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014456 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081635 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.50%
C000081635 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081635 | B
Holdings [Line Items]
Percent of Total Investments	36.50%
C000081635 | BB
Holdings [Line Items]
Percent of Total Investments	43.20%
C000081635 | BBB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081635 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000081635 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081635 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	2.00%
C000081635 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000081635 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.30%
C000081635 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081635 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.80%
C000243418 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.50%
C000243418 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	9.30%
C000243418 | B
Holdings [Line Items]
Percent of Total Investments	36.50%
C000243418 | BB
Holdings [Line Items]
Percent of Total Investments	43.20%
C000243418 | BBB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243418 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000243418 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243418 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243418 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243418 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.30%
C000243418 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243418 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.80%
C000227652 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227652 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.20%
C000227652 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	56.40%
C000227652 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	39.30%
C000227652 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014457 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014457 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014457 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	56.40%
C000014457 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	39.30%
C000014457 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014459 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000014459 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014459 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	56.40%
C000014459 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	39.30%
C000014459 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000078260 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000078260 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.20%
C000078260 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	56.40%
C000078260 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	39.30%
C000078260 | AssetU.S. Department of Agriculture Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014479 | FR_TSR_AT_FP7A17
Holdings [Line Items]
Percent of Net Asset Value	(17.50%)
C000014479 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014479 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014479 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014479 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014479 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014479 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014479 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014479 | FR_TSR_AT_FP7A16
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014479 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014479 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014479 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014479 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000014479 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000014479 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000014479 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014479 | FR_TSR_ST_FP7AS7
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014479 | FR_TSR_ST_FP7AS8
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014479 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014479 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014479 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	12.60%
C000014479 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	75.80%
C000014481 | FR_TSR_AT_FP7A17
Holdings [Line Items]
Percent of Net Asset Value	(17.50%)
C000014481 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014481 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014481 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014481 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014481 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014481 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014481 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014481 | FR_TSR_AT_FP7A16
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014481 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014481 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014481 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014481 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000014481 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000014481 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000014481 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014481 | FR_TSR_ST_FP7AS7
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014481 | FR_TSR_ST_FP7AS8
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014481 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014481 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014481 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	12.60%
C000014481 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	75.80%
C000077400 | FR_TSR_AT_FP7A17
Holdings [Line Items]
Percent of Net Asset Value	(17.50%)
C000077400 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077400 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077400 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077400 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077400 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077400 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077400 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000077400 | FR_TSR_AT_FP7A16
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000077400 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077400 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077400 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000077400 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000077400 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000077400 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000077400 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077400 | FR_TSR_ST_FP7AS7
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077400 | FR_TSR_ST_FP7AS8
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077400 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077400 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077400 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	12.60%
C000077400 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	75.80%
C000080481 | FR_TSR_AT_FP7A17
Holdings [Line Items]
Percent of Net Asset Value	(17.50%)
C000080481 | FR_TSR_AT_FP7A14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080481 | FR_TSR_AT_FP7A10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080481 | FR_TSR_AT_FP7A11
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080481 | FR_TSR_AT_FP7A13
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080481 | FR_TSR_AT_FP7A9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080481 | FR_TSR_AT_FP7A8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000080481 | FR_TSR_AT_FP7A6
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080481 | FR_TSR_AT_FP7A16
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080481 | FR_TSR_AT_FP7A4
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080481 | FR_TSR_AT_FP7A7
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000080481 | FR_TSR_AT_FP7A3
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000080481 | FR_TSR_AT_FP7A5
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000080481 | FR_TSR_AT_FP7A2
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000080481 | FR_TSR_AT_FP7A1
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000080481 | FR_TSR_ST_FP7AS6
Holdings [Line Items]
Percent of Total Investments	0.80%
C000080481 | FR_TSR_ST_FP7AS7
Holdings [Line Items]
Percent of Total Investments	1.00%
C000080481 | FR_TSR_ST_FP7AS8
Holdings [Line Items]
Percent of Total Investments	2.10%
C000080481 | FR_TSR_ST_FP7AS5
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080481 | FR_TSR_ST_FP7AS4
Holdings [Line Items]
Percent of Total Investments	4.70%
C000080481 | FR_TSR_ST_FP7AS2
Holdings [Line Items]
Percent of Total Investments	12.60%
C000080481 | FR_TSR_ST_FP7AS1
Holdings [Line Items]
Percent of Total Investments	75.80%
C000014463 | FR_TSR_ST_FU2R9
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014463 | FR_TSR_ST_FU2R6
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014463 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014463 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	9.20%
C000014463 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	16.00%
C000014463 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	28.50%
C000014463 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	34.10%
C000014465 | FR_TSR_ST_FU2R9
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014465 | FR_TSR_ST_FU2R6
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014465 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014465 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	9.20%
C000014465 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	16.00%
C000014465 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	28.50%
C000014465 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	34.10%
C000162692 | FR_TSR_ST_FU2R9
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162692 | FR_TSR_ST_FU2R6
Holdings [Line Items]
Percent of Total Investments	3.70%
C000162692 | FR_TSR_ST_FU2R4
Holdings [Line Items]
Percent of Total Investments	8.10%
C000162692 | FR_TSR_ST_FU2R5
Holdings [Line Items]
Percent of Total Investments	9.20%
C000162692 | FR_TSR_ST_FU2R3
Holdings [Line Items]
Percent of Total Investments	16.00%
C000162692 | FR_TSR_ST_FU2R2
Holdings [Line Items]
Percent of Total Investments	28.50%
C000162692 | FR_TSR_ST_FU2R1
Holdings [Line Items]
Percent of Total Investments	34.10%
C000014437 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014437 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014437 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014437 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014437 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014437 | FR_458140100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014437 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014437 | FR_701094104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014437 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014437 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014437 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	34.20%
C000014437 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014437 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014437 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014437 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014437 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014437 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000014437 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.50%
C000014437 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000014437 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014437 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000014437 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000014437 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000014439 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014439 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014439 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014439 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014439 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014439 | FR_458140100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014439 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014439 | FR_701094104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014439 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014439 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014439 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	34.20%
C000014439 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014439 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014439 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014439 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000014439 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014439 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000014439 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.50%
C000014439 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000014439 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014439 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000014439 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000014439 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000058335 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	5.30%
C000058335 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
C000058335 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000058335 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000058335 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000058335 | FR_458140100
Holdings [Line Items]
Percent of Total Investments	3.30%
C000058335 | FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.70%
C000058335 | FR_701094104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000058335 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000058335 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000058335 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	34.20%
C000058335 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058335 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000058335 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000058335 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000058335 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000058335 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000058335 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.50%
C000058335 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000058335 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000058335 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
C000058335 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000058335 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000148037 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	6.30%
C000148037 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.40%
C000148037 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	4.30%
C000148037 | FR_732015904
Holdings [Line Items]
Percent of Total Investments	2.60%
C000148037 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.20%
C000148037 | FR_B27Y41908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000148037 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148037 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148037 | FR_BF4HYV900
Holdings [Line Items]
Percent of Total Investments	1.20%
C000148037 | FR_63253R201
Holdings [Line Items]
Percent of Total Investments	1.20%
C000148037 | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Total Investments	27.50%
C000148039 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	6.30%
C000148039 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.40%
C000148039 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	4.30%
C000148039 | FR_732015904
Holdings [Line Items]
Percent of Total Investments	2.60%
C000148039 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.20%
C000148039 | FR_B27Y41908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000148039 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148039 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148039 | FR_BF4HYV900
Holdings [Line Items]
Percent of Total Investments	1.20%
C000148039 | FR_63253R201
Holdings [Line Items]
Percent of Total Investments	1.20%
C000148039 | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Total Investments	27.50%
C000049805 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	47.70%
C000049805 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(4.70%)
C000049805 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
C000049805 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
C000049805 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
C000049805 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	9.00%
C000049805 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	128.80%
C000049805 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.60%)
C000049805 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	10.00%
C000049805 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
C000049805 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	8.70%
C000049805 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	8.40%
C000049805 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000049805 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	7.00%
C000049805 | CurrencyExposure_Short_Israel
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000049805 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000049805 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	34.60%
C000049805 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000049805 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	59.40%
C000092670 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	47.70%
C000092670 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(4.70%)
C000092670 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
C000092670 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
C000092670 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
C000092670 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	9.00%
C000092670 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	128.80%
C000092670 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.60%)
C000092670 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	10.00%
C000092670 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
C000092670 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	8.70%
C000092670 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	8.40%
C000092670 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000092670 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	7.00%
C000092670 | CurrencyExposure_Short_Israel
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000092670 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000092670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	34.60%
C000092670 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092670 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	59.40%
C000084543 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	47.70%
C000084543 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(4.70%)
C000084543 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
C000084543 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
C000084543 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
C000084543 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	9.00%
C000084543 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	128.80%
C000084543 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.60%)
C000084543 | CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	10.00%
C000084543 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
C000084543 | CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	8.70%
C000084543 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	8.40%
C000084543 | CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000084543 | CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	7.00%
C000084543 | CurrencyExposure_Short_Israel
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000084543 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000084543 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	34.60%
C000084543 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000084543 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	59.40%
C000053808 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.20%
C000053808 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.10%
C000053808 | B
Holdings [Line Items]
Percent of Total Investments	67.60%
C000053808 | BB
Holdings [Line Items]
Percent of Total Investments	19.80%
C000053808 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000053808 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053808 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053808 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000053808 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000053808 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000053808 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	87.50%
C000053809 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.20%
C000053809 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.10%
C000053809 | B
Holdings [Line Items]
Percent of Total Investments	67.60%
C000053809 | BB
Holdings [Line Items]
Percent of Total Investments	19.80%
C000053809 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000053809 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053809 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053809 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000053809 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000053809 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000053809 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	87.50%
C000053811 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.20%
C000053811 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.10%
C000053811 | B
Holdings [Line Items]
Percent of Total Investments	67.60%
C000053811 | BB
Holdings [Line Items]
Percent of Total Investments	19.80%
C000053811 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000053811 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053811 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053811 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000053811 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000053811 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000053811 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	87.50%
C000053812 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.20%
C000053812 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.10%
C000053812 | B
Holdings [Line Items]
Percent of Total Investments	67.60%
C000053812 | BB
Holdings [Line Items]
Percent of Total Investments	19.80%
C000053812 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000053812 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053812 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000053812 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000053812 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000053812 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000053812 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	87.50%
C000213855 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.20%
C000213855 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213855 | B
Holdings [Line Items]
Percent of Total Investments	67.60%
C000213855 | BB
Holdings [Line Items]
Percent of Total Investments	19.80%
C000213855 | BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213855 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213855 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213855 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213855 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000213855 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213855 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	87.50%
C000014460 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014460 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014460 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014460 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014460 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014460 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014460 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014460 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014460 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014460 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014460 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	32.90%
C000014462 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014462 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.80%
C000014462 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014462 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000014462 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014462 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014462 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014462 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014462 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014462 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014462 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	32.90%
C000054103 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.50%
C000054103 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.80%
C000054103 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	5.80%
C000054103 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000054103 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.70%
C000054103 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.40%
C000054103 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.40%
C000054103 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.70%
C000054103 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000054103 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000054103 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	32.90%
C000023227 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023227 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023227 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023227 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023227 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023227 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023227 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023227 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023227 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023227 | FR_596651901
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023227 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	21.40%
C000023227 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023227 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	64.30%
C000023227 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.00%
C000023227 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023227 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023228 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023228 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023228 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023228 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023228 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023228 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023228 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023228 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023228 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023228 | FR_596651901
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023228 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	21.40%
C000023228 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023228 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	64.30%
C000023228 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.00%
C000023228 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023228 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023230 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023230 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023230 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023230 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023230 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023230 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023230 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023230 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023230 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023230 | FR_596651901
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023230 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	21.40%
C000023230 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	64.30%
C000023230 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.00%
C000023230 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023230 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023229 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023229 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023229 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023229 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023229 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023229 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023229 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023229 | FR_874039100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000023229 | FR_26875P101
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023229 | FR_596651901
Holdings [Line Items]
Percent of Total Investments	1.20%
C000023229 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	21.40%
C000023229 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000023229 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	64.30%
C000023229 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.00%
C000023229 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023229 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.10%
C000091467 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.30%
C000091467 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(67.60%)
C000091467 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	13.30%
C000091467 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
C000091467 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
C000091467 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
C000091467 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000091467 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091467 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
C000091467 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091467 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091467 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091467 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	79.50%
C000091467 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(11.30%)
C000091467 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(15.80%)
C000091467 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(19.10%)
C000091467 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(21.40%)
C000091467 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000091467 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	9.90%
C000091467 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	32.70%
C000091467 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000091467 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000091467 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000091467 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000091467 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.10%
C000091468 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.30%
C000091468 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(67.60%)
C000091468 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	13.30%
C000091468 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
C000091468 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
C000091468 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
C000091468 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000091468 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091468 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
C000091468 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091468 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091468 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091468 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	79.50%
C000091468 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(11.30%)
C000091468 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(15.80%)
C000091468 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(19.10%)
C000091468 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(21.40%)
C000091468 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000091468 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	9.90%
C000091468 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	32.70%
C000091468 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000091468 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000091468 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000091468 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000091468 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.10%
C000091469 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.30%
C000091469 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(67.60%)
C000091469 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	13.30%
C000091469 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
C000091469 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
C000091469 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
C000091469 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000091469 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000091469 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
C000091469 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000091469 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091469 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000091469 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	79.50%
C000091469 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(11.30%)
C000091469 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(15.80%)
C000091469 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(19.10%)
C000091469 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(21.40%)
C000091469 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000091469 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	9.90%
C000091469 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	32.70%
C000091469 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000091469 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000091469 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000091469 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000091469 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.10%
C000096923 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.30%
C000096923 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(67.60%)
C000096923 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	13.30%
C000096923 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
C000096923 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
C000096923 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
C000096923 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000096923 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000096923 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
C000096923 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000096923 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000096923 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000096923 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	79.50%
C000096923 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(11.30%)
C000096923 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(15.80%)
C000096923 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(19.10%)
C000096923 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(21.40%)
C000096923 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000096923 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	9.90%
C000096923 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	32.70%
C000096923 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096923 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096923 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000096923 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000096923 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.10%
C000191156 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	16.30%
C000191156 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(67.60%)
C000191156 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	13.30%
C000191156 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	11.00%
C000191156 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
C000191156 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
C000191156 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
C000191156 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000191156 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
C000191156 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000191156 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000191156 | CurrencyExposure_Long_Zambia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000191156 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	79.50%
C000191156 | CurrencyExposure_Short_Saudi Arabia
Holdings [Line Items]
Percent of Net Short Exposure	(11.30%)
C000191156 | CurrencyExposure_Short_United Arab Emirates
Holdings [Line Items]
Percent of Net Short Exposure	(15.80%)
C000191156 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(19.10%)
C000191156 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(21.40%)
C000191156 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191156 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	9.90%
C000191156 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	32.70%
C000191156 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.20%
C000191156 | AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000191156 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000191156 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	43.70%
C000191156 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.10%
C000049804 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	47.80%
C000049804 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
C000049804 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.80%
C000049804 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000049804 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000049804 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000049804 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000049804 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000049804 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	93.00%
C000049804 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
C000049804 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
C000049804 | CurrencyExposure_Long_Vietnam
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000049804 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000049804 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	68.80%
C000049804 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	30.60%
C000100401 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	47.80%
C000100401 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
C000100401 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.80%
C000100401 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000100401 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000100401 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000100401 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000100401 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000100401 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	93.00%
C000100401 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
C000100401 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
C000100401 | CurrencyExposure_Long_Vietnam
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000100401 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000100401 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	68.80%
C000100401 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	30.60%
C000100402 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	47.80%
C000100402 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
C000100402 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	5.80%
C000100402 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000100402 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
C000100402 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	4.10%
C000100402 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000100402 | CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000100402 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	93.00%
C000100402 | CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
C000100402 | CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
C000100402 | CurrencyExposure_Long_Vietnam
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000100402 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000100402 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	68.80%
C000100402 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	30.60%
C000104668 | Not Rated
Holdings [Line Items]
Percent of Total Investments	12.50%
C000104668 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.40%
C000104668 | B
Holdings [Line Items]
Percent of Total Investments	40.00%
C000104668 | BB
Holdings [Line Items]
Percent of Total Investments	27.50%
C000104668 | BBB
Holdings [Line Items]
Percent of Total Investments	8.90%
C000104668 | Cash
Holdings [Line Items]
Percent of Total Investments	3.40%
C000104668 | A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104668 | AA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104668 | AAA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000104668 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000104668 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000104668 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	42.90%
C000104668 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
C000104668 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	28.90%
C000104668 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.80%
C000104668 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000104757 | Not Rated
Holdings [Line Items]
Percent of Total Investments	12.50%
C000104757 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.40%
C000104757 | B
Holdings [Line Items]
Percent of Total Investments	40.00%
C000104757 | BB
Holdings [Line Items]
Percent of Total Investments	27.50%
C000104757 | BBB
Holdings [Line Items]
Percent of Total Investments	8.90%
C000104757 | Cash
Holdings [Line Items]
Percent of Total Investments	3.40%
C000104757 | A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104757 | AA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104757 | AAA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000104757 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000104757 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000104757 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	42.90%
C000104757 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
C000104757 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	28.90%
C000104757 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.80%
C000104757 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000104670 | Not Rated
Holdings [Line Items]
Percent of Total Investments	12.50%
C000104670 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.40%
C000104670 | B
Holdings [Line Items]
Percent of Total Investments	40.00%
C000104670 | BB
Holdings [Line Items]
Percent of Total Investments	27.50%
C000104670 | BBB
Holdings [Line Items]
Percent of Total Investments	8.90%
C000104670 | Cash
Holdings [Line Items]
Percent of Total Investments	3.40%
C000104670 | A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104670 | AA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104670 | AAA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000104670 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000104670 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000104670 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	42.90%
C000104670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
C000104670 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	28.90%
C000104670 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.80%
C000104670 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000215014 | Not Rated
Holdings [Line Items]
Percent of Total Investments	12.50%
C000215014 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	5.40%
C000215014 | B
Holdings [Line Items]
Percent of Total Investments	40.00%
C000215014 | BB
Holdings [Line Items]
Percent of Total Investments	27.50%
C000215014 | BBB
Holdings [Line Items]
Percent of Total Investments	8.90%
C000215014 | Cash
Holdings [Line Items]
Percent of Total Investments	3.40%
C000215014 | A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000215014 | AA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000215014 | AAA
Holdings [Line Items]
Percent of Total Investments	0.20%
C000215014 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215014 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.70%
C000215014 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	42.90%
C000215014 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215014 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	28.90%
C000215014 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.80%
C000215014 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132340 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132340 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132340 | B
Holdings [Line Items]
Percent of Total Investments	37.60%
C000132340 | BB
Holdings [Line Items]
Percent of Total Investments	51.60%
C000132340 | BBB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132340 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132340 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.50%
C000132340 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132340 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.90%
C000132340 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132342 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132342 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132342 | B
Holdings [Line Items]
Percent of Total Investments	37.60%
C000132342 | BB
Holdings [Line Items]
Percent of Total Investments	51.60%
C000132342 | BBB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132342 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.20%
C000132342 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.50%
C000132342 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132342 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.90%
C000132342 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014425 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014425 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014425 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014425 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.80%
C000014425 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
C000014425 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.40%
C000014425 | FR_609839105
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014425 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014425 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014425 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014425 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	68.10%
C000014425 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014425 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014425 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014425 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.80%
C000014425 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
C000014425 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014425 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	45.10%
C000014425 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000014425 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014427 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014427 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014427 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014427 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.80%
C000014427 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
C000014427 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.40%
C000014427 | FR_609839105
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014427 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014427 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014427 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014427 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	68.10%
C000014427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014427 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014427 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.80%
C000014427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
C000014427 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014427 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	45.10%
C000014427 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000014427 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014431 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014431 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014431 | FR_254543101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014431 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014431 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014431 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014431 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014431 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014431 | FR_451107106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014431 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014431 | Valvoline, Inc.
Holdings [Line Items]
Percent of Total Investments	28.00%
C000014431 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014431 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.90%
C000014431 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014431 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014431 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014431 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014431 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000014431 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014431 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.00%
C000014431 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.60%
C000014431 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000014433 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014433 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014433 | FR_254543101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014433 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000014433 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014433 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014433 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014433 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014433 | FR_451107106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014433 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014433 | Valvoline, Inc.
Holdings [Line Items]
Percent of Total Investments	28.00%
C000014433 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014433 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.90%
C000014433 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014433 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014433 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014433 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014433 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000014433 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014433 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.00%
C000014433 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.60%
C000014433 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000081633 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081633 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081633 | FR_254543101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081633 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000081633 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081633 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081633 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081633 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000081633 | FR_451107106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081633 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081633 | Valvoline, Inc.
Holdings [Line Items]
Percent of Total Investments	28.00%
C000081633 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081633 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.90%
C000081633 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000081633 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000081633 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081633 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.30%
C000081633 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000081633 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000081633 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.00%
C000081633 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.60%
C000081633 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	19.60%